Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2019	$ 5,399
Estimated future benefit payments under our pension and postretirement plans - 2020	4,835
Estimated future benefit payments under our pension and postretirement plans - 2021	4,750
Estimated future benefit payments under our pension and postretirement plans - 2022	4,642
Estimated future benefit payments under our pension and postretirement plans - 2023	4,508
Estimated future benefit payments under our pension and postretirement plans - Years 2024 - 2028	21,320
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2019	1,637
Estimated future benefit payments under our pension and postretirement plans - 2020	1,633
Estimated future benefit payments under our pension and postretirement plans - 2021	1,582
Estimated future benefit payments under our pension and postretirement plans - 2022	1,515
Estimated future benefit payments under our pension and postretirement plans - 2023	1,463
Estimated future benefit payments under our pension and postretirement plans - Years 2024 - 2028	$ 6,358